COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES

22.	COMMITMENTS AND CONTINGENCIES

The Company entered into a production agreement with one of its manufacturers whereby the parties have agreed to a specified production volume. The Company also has outstanding purchase order commitments related to the construction of its new manufacturing facility. Future minimum payments to the manufacturer as at December 31, 2021 are as follows:

$
Not later than one year	21,124
Later than one year and no later than five years	—
Total	21,124